UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     April 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $202,000 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR              002920809    28138  1098700 SH       SOLE                  1098700        0        0
ABBEY NATL PLC                 ADR PRF B7.375   002920700    32042  1217400 SH       SOLE                  1217400        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100     2157   108700 SH       SOLE                   108700        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     3965   199500 SH       SOLE                   199500        0        0
HANCOCK JOHN PFD INCOME FD     SH BEN INT       41013W108      243    10400 SH       SOLE                    10400        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106      558    24300 SH       SOLE                    24300        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103     4770   234000 SH       SOLE                   234000        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     2554   104100 SH       SOLE                   104100        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     4216   165400 SH       SOLE                   165400        0        0
NATIONAL WESTMINSTER BK PLC    ADR REP PREF B   638539700      591    23100 SH       SOLE                    23100        0        0
PREFERRED & CORP INC STRATEG   COM              74039B105     1786    87700 SH       SOLE                    87700        0        0
PREFERRED INCOME STRATEGIES    COM              74038E100     5621   288200 SH       SOLE                   288200        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    11323   446670 SH       SOLE                   446670        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    28703  1145825 SH       SOLE                  1145825        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804     2754   107000 SH       SOLE                   107000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788     9612   411490 SH       SOLE                   411490        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    45611  1811393 SH       SOLE                  1811393        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    15577   621097 SH       SOLE                   621097        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1779    70000 SH       SOLE                    70000        0        0